Unaudited Interim Condensed Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Product sales	€ 68,279	€ 69,665
Other revenues	2,534	4,078
REVENUES	70,813	73,743
Cost of goods and services	(45,628)	(53,838)
Research and development expenses	(29,683)	(25,978)
Marketing and distribution expenses	(23,181)	(20,009)
General and administrative expenses	(22,847)	(22,899)
Gain from sale of Priority Review Voucher, net	90,833	0
Other income and expenses, net	6,357	14,015
OPERATING PROFIT/(LOSS)	46,663	(34,966)
Finance income	787	504
Finance expenses	(11,981)	(8,879)
Foreign exchange gain/(loss), net	(1,652)	4,517
PROFIT/(LOSS) BEFORE INCOME TAX	33,818	(38,824)
Income tax benefit/(expense)	158	3,778
PROFIT/(LOSS) FOR THE PERIOD	€ 33,976	€ (35,046)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ 0.25	€ (0.25)
Diluted earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ 0.24	€ (0.25)